EARNINGS PER SHARE - Schedule of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Acquisition of treasury shares (in shares)	(1,000,000)
Distribution from treasury shares (in shares)	99,186
Class A Common Shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding as of January 1 (in shares)	68,858,888	69,759,702
Acquisition of treasury shares (in shares)	0	(1,000,000)
Distribution from treasury shares (in shares)	1,232,533	99,186
Shares transferred between share classes (in shares)	17,193	0
Shares outstanding as of December 31 (in shares)	70,108,614	68,858,888
Class B Common Shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding as of January 1 (in shares)	25,977,316	25,977,316
Acquisition of treasury shares (in shares)	0	0
Distribution from treasury shares (in shares)	0	0
Shares transferred between share classes (in shares)	(171,930)	0
Shares outstanding as of December 31 (in shares)	25,805,386	25,977,316